Projected Benefit Obligations and Fair Value of Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	$ 3,385,341	¥ 277,598,000	¥ 275,690,000	$ 2,287,768	¥ 187,597,000	¥ 161,249,000
Fair value of plan assets	1,868,439	153,212,000	159,831,000	1,810,634	148,472,000	136,683,000
Accumulated benefit obligations	3,319,500	272,199,000	270,800,000	2,237,634	183,486,000	157,529,000
Fair value of plan assets	$ 1,868,439	¥ 153,212,000	¥ 159,831,000	$ 1,810,634	¥ 148,472,000	¥ 136,378,000